Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial Instruments

(30)Financial Instruments

a)Classification

Below is a breakdown of the financial instruments by nature, category and fair value. The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Millions of Euros
	31/12/2025
							Fair Value
	Financial	Financial			Other
	instruments at	instruments at			financial
	FVTPL	FV through OCI	Hedges	Amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	2	337	—	—	—	339	339	—	—	339
Derivative instruments	—	—	—	—	—	—	—	—	—	—
Trade receivables	—	431	—	—	—	431	—	431	—	431
Financial assets measured at fair value	2	768	—	—	—	770

Non-current financial assets	—	—	—	173	—	173
Other current financial assets	—	—	—	36	—	36
Trade and other receivables	—	—	—	321	—	321
Cash and cash equivalents	—	—	—	825	—	825
Financial assets measured at amortized cost	—	—	—	1,355	—	1,355

Derivatives instruments	(5)	—	—	—	—	(5)	—	(5)	—	(5)
Financial liabilities measured at fair value	(5)	—	—	—	—	(5)

Senior Unsecured & Secured Notes	—	—	—	(5,314)	—	(5,314)	(5,455)	—	—	(5,455)
Promissory Notes	—	—	—	(76)	—	(76)
Senior secured debt	—	—	—	(2,139)	—	(2,139)	—	(2,203)	—	(2,203)
Other bank loans	—	—	—	(180)	—	(180)
Lease liabilities	—	—	—	(1,082)	—	(1,082)
Other financial liabilities	—	—	—	(847)	—	(847)
Trade and other payables	—	—	—	(1,093)	—	(1,093)
Other current liabilities	—	—	—	—	(314)	(314)
Financial liabilities measured at amortized cost	—	—	—	(10,731)	(314)	(11,045)
	(3)	768	—	(9,376)	(314)	(8,925)

	Millions of Euros
	31/12/2024
							Fair Value
	Financial	Financial
	instruments at	instruments at FV			Other financial
	FVTPL	through OCI	Hedges	Amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	5	417	—	—	—	422	422	—	—	422
Derivative instruments	—	—	7	—	—	7	—	7	—	7
Trade receivables	—	532	—	—	—	532	—	532	—	532
Financial assets measured at fair value	5	949	7	—	—	961

Non-current financial assets	—	—	—	67	—	67
Other current financial assets	—	—	—	238	—	238
Trade and other receivables	—	—	—	251	—	251
Cash and cash equivalents	—	—	—	980	—	980
Financial assets measured at amortized cost	—	—	—	1,536	—	1,536

Derivatives instruments	(6)	—	—	—	—	(6)		(6)		(6)
Financial liabilities measured at fair value	(6)	—	—	—	—	(6)	—		—

Senior Unsecured & Secured Notes	—	—	—	(5,356)	—	(5,356)	(5,231)			(5,231)
Promissory Notes	—	—	—	(73)	—	(73)		—	—
Senior secured debt	—	—	—	(2,310)	—	(2,310)		(2,360)		(2,360)
Other bank loans	—	—	—	(346)	—	(346)	—		—
Lease liabilities	—	—	—	(1,142)	—	(1,142)
Other financial liabilities	—	—	—	(934)	—	(934)
Trade and other payables	—	—	—	(1,062)	—	(1,062)
Other current liabilities	—	—	—	—	(318)	(318)
Financial liabilities measured at amortized cost	—	—	—	(11,223)	(318)	(11,541)
	(1)	949	7	(9,687)	(318)	(9,050)

b)Measurement of fair value

In order to determine the fair value of financial assets or liabilities, the Group uses the following hierarchy based on the relevance of the variables used:

●	Level 1: estimations based on quoted prices of the instrument.
●	Level 2: estimations based on significant observable variables coming directly from the market.
●	Level 3: estimations based on valuation techniques other than observable variables in the market, mainly discounted cash flows.

c)Financial risk management

This section provides information on the Group’s exposure to risks related to the use of financial instruments, the objectives and procedures for measuring and managing risk, as well as the capital management carried out by the Group. Grifols’ risk control and management system is designed to identify, assess, and manage risks that may affect the achievement of strategic objectives, providing reasonable assurance of their fulfillment.

The Group is exposed to the following risks

●	Credit risk
●	Liquidity risk
●	Market risk: includes interest rate risk, currency risk and other price risks.

The Group’s risk management policies are established with the aim of identifying and analyzing risks, setting appropriate limits and controls, and ensuring compliance with those limits. These policies are reviewed regularly to reflect changes in market conditions and in the Group’s activities and are integrated into planning and decision-making processes. The system is based on principles such as defining a risk tolerance framework, segregation of duties between operational and supervisory areas, and continuous improvement. It also seeks to foster a strict and constructive control environment in which all employees understand their roles and responsibilities.

Governance of the system lies with the Board of Directors, which approves the risk control and management policy. The Audit Committee oversees its effectiveness and periodically reviews its adequacy, assisted by Internal Audit through regular and ad hoc reviews. Likewise, the Risk Management Committee ensures the proper integration of risk management throughout the organization

(1)Credit risk

Credit risk is the risk of loss arising from the failure of customers or counterparties to meet their contractual obligations, and it mainly originates from trade receivables, financial investments, and cash and cash equivalent positions held with financial institutions.

For Grifols, exposure is concentrated in outstanding receivables, particularly from public entities, where payment delays are more common. This risk is mitigated by claiming interest in accordance with the applicable legislation, to which the Group is primarily entitled under Spanish regulations. In markets where transactions are carried out with private entities, no significant cases of insolvency or default have been identified.

Managing this risk is a priority for the Group, which applies a corporate policy aimed at maintaining exposure at acceptable levels. This policy combines the assessment and periodic review of credit risk with the definition of collection terms adapted to each market, the assignment of credit limits, and risk categorization, as well as preventive measures such as guarantees, advance payments, and credit insurance.

Additionally, the Group regularly monitors its exposure to credit risk with banks and financial institutions, maintaining a low-risk profile by working exclusively with highly solvent entities with strong credit ratings according to international agencies. The solvency of these entities is reviewed periodically to ensure active management of counterparty risk.

Exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2025 and 2024 maximum level of exposure to credit risk is as follows:

		Millions of Euros
Carrying amount	Reference	31/12/2025	31/12/2024

Non-current financial assets	Note 11	512	490
Other current financial assets	Note 11	36	244
Contractual assets	Note 13	83	36
Trade receivables	Note 13	651	705
Other receivables	Note 13	20	17
Cash and cash equivalents	Note 14	825	980
		2,127	2,472

The carrying amount of receivables and contractual assets by geographical area, at 31 December 2025 and 2024 is as follows:

	Millions of Euros
Carrying amount	31/12/2025	31/12/2024

Spain	65	60
EU countries	88	116
United States of America	38	46
Other European countries	151	92
Other regions	392	427
	734	741

The Group is not exposed to significant credit risk, as both its cash positions and its derivative contracts are maintained with highly solvent financial institutions.

Impairment losses

(2)Liquidity risk

Liquidity risk is defined as the risk that the Group may encounter difficulties in meeting its financial obligations as they fall due, particularly those requiring the delivery of cash or another financial asset. The Group’s approach to managing liquidity risk is to maintain, wherever possible, sufficient liquidity to meet its obligations at maturity under both normal market conditions and periods of financial stress, thereby avoiding unacceptable losses or reputational damage.

The Group manages liquidity riskprudently, based on availability of cash and sufficient committed and undrawn long-term credit facilities, and forecasted operating cash flows. These resources enable the Group to implement its business plans and operate with stable and reliable sources of funding.

Liquidity at the end of the period stood at Euros 1.678 million (including undrawn committed credit lines), with the following details:

	Millions of Euros
	31/12/2025	31/12/2024
Current deposits	8	5
Restricted cash	24	—
Cash in hand and at banks	793	975
Total cash and cash equivalents	825	980

Undrawn committed credit lines	853	1,279
Total Liquidity	1,678	2,259

The Credit Agreement establishes a limitation on the disposition of the “revolving line” that has not been exceeded as of 31 December 2025 and 2024.

The Group currently has adequate liquidity to meet its obligations through a combination of internally generated cash flows, existing cash reserves, and access to unused credit lines. Furthermore, the Group does not generate material cash flows in jurisdictions subject to significant restrictions on the repatriation of funds.

As in prior years, the Group continues to implement working capital optimization programs, primarily based on non-recourse receivables factoring arrangements, which contribute to efficient liquidity management.

The main contractual obligations existing at the end of the fiscal year comprise mainly long-term financial debt obligations with capital repayments and interest payments (see note 19).

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

	Millions of Euros
		Carrying
		amount at		6 months or	6 - 12			More than
Carrying amount	Reference	31/12/2025	Contractual flows	less	months	1-2 years	2 - 5 years	5 years
Financial liabilities
Bank loans	Note 19	2,319	2,598	185	93	2,309	11	—
Other financial liabilities	Note 19	847	1,276	206	1	101	318	650
Bonds and other marketable securities	Note 19	5,390	6,602	270	145	1,029	5,158	—
Lease liabilities	Note 19	1,082	1,713	56	57	108	296	1,196
Payable to suppliers	Note 20	841	841	839	2	—	—	—
Other current liabilities	Note 21	57	57	54	3	—	—	—
Financial derivatives	Note 30(d)	5	5	4	—	1	—	—
Total		10,541	13,092	1,614	301	3,548	5,783	1,846

	Millions of Euros
		Carrying
		amount at		6 months	6 - 12			More than
Carrying amount	Reference	31/12/2024	Contractual flows	or less	months	1-2 years	2 - 5 years	5 years
Financial liabilities
Bank loans	Note 19	2,656	3,162	362	110	176	2,514	—
Other financial liabilities	Note 19	934	1,489	186	7	116	414	766
Bonds and other marketable securities	Note 19	5,429	6,959	246	147	293	3,673	2,600
Lease liabilities	Note 19	1,142	1,774	58	59	117	319	1,221
Payable to suppliers	Note 20	852	852	848	4	—	—	—
Other current liabilities	Note 21	42	41	24	17	—	—	—
Financial derivatives	Note 30(d)	6	7	7	—	—	—	—
Total		11,061	14,284	1,731	344	702	6,920	4,587

(3)Currency risk

The Group operates across multiple jurisdictions and is therefore exposed to currency risk arising from commercial transactions denominated in foreign currencies, assets and liabilities and net investments in foreign operations. The Group’s principal exposure relates to the US Dollar.

The Group holds significant investments in foreign operations, the net assets of which are exposed to currency risk. To mitigate this risk, the Group has historically maintained borrowings in the same currency. This natural hedge reduces the impact of exchange rate fluctuations on consolidated equity.

The Group actively manages all balance sheet foreign exchange exposures and evaluates hedging strategies to manage volatility in financial results and equity.

The financing obtained in Euros represents 68% of the total debt of the Group and amounts to Euros 5,809 million at 31 December 2025 (66% and Euros 5,924 million at 31 December 2024). In this breakdown, ‘Group debt’ refers only to the nominal amount of the debt.

Until September 13, 2024, when the currency swap was canceled, part of the US Dollar debt of the Group was covered by a currency swap to hedge the exposure to the associated currency risk.

The Group applied the cost of hedging method. This method enabled the Group to exclude the currency basis spread from the designated hedging instrument and, subject to certain requirements, changes in their fair value attributable to this component were recognized in other comprehensive income.

Details of the Group’s exposure to currency risk is as follows:

	Millions of Euros
	31/12/2025
	Euros (*)	US Dollars (**)
Trade receivables	1	27
Receivables from Group companies	110	14
Loans to Group companies	5,605	604
Cash and cash equivalents	86	11
Trade payables	(25)	(20)
Payables to Group companies	(86)	(52)
Loans from Group companies	(5,301)	—

Balance sheet exposure	390	584
(*)	Balances in Euros in subsidiaries with US Dollars functional currency
(**)	Balances in US Dollars in subsidiaries with Euros functional currency

	Millions of Euros
	31/12/2024
	Euros (*)	US Dollars (**)
Trade receivables	3	72
Receivables from Group companies	119	16
Loans to Group companies	4,644	—
Cash and cash equivalents	453	26
Trade payables	(22)	(17)
Payables to Group companies	(74)	(45)
Loans from Group companies	(5,428)	(6)
Bank loans	(11)	—

Balance sheet exposure	(316)	46

(*)Balances in Euros in subsidiaries with US Dollar functional currency

(**)Balances in US Dollar in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2025 and 2024 year ends are as follows:

	Closing exchange rate
Euros	31/12/2025	31/12/2024

US Dollars	1.175	1.039

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2025 equity would have increased by Euros 723 million (Euros 1,068 million at 31 December 2024) and profit due to foreign exchange differences would have increased by Euros 97 million (decreased by Euros 27 million at 31 December 2024). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A 10% weakening of the US Dollar against the Euro at 31 December 2025 and 31 December 2024 would have had the opposite effect for the amounts shown above, all other variables being held constant.

(4)Interest rate risk

The Group is exposed to interest rate risk primarily through its current and non-current borrowings. Variable-rate borrowings are subject to cash flow interest rate risk, as future interest payments may fluctuate with market rates. Fixed-rate borrowings are exposed to fair value interest rate risk, as changes in market rates affect the economic value of the debt.

The Group’s objective in managing interest rate risk is to maintain a balanced debt structure, combining fixed and variable rate instruments. This is achieved by issuing different portions of external financing at fixed or variable rates, depending on the market moment.

Additionally we can use derivative instruments to hedge part of the variable-rate exposure.

As of 31 December 2025 fixed-rate debt accounted for 73% of total borrowings (71% at 31 December 2024). This includes corporate senior notes, loans from the European Investment Bank, and the financing agreement with GIC (Sovereign Fund of Singapore). Variable-rate debt represented the remaining 27% (29% at 31 December 2024), primarily comprising senior secured debt (see note 19). This composition reflects the Group’s strategy to mitigate volatility in interest payments while preserving flexibility in its financing structure.

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Fixed-interest financial instruments	6,250	6,430
Financial liabilities	6,250	6,430
Variable-interest financial instruments	2,277	2,541
Financial liabilities	2,277	2,541
Total financial liabilities	8,527	8,971

Had the interest rate been 100 basis points higher at 31 December 2025 the interest expense would have increased by Euros 22 million (Euros 30 million at 31 December 2024). As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.

In this breakdown, “financial liabilities” and “total debt” refer solely to the nominal amount of the debt.

(5) Market price risk

Price risk affecting raw materials is mitigated by the vertical integration of the hemoderivatives business in a highly concentrated sector.

d)Financial derivatives

At 31 December 2025 and 2024 the Group has recognized the following derivatives:

		Millions of euros
		(*) Notional at	(*) Notional at	Value at	Value at
Financial derivatives	Currency	31/12/2025	31/12/2024	31/12/2025	31/12/2024	Maturity
Foreign exchange rate forward	Swiss Franc	21	—	—	—	20/1/2026
Foreign exchange rate forward	Canadian dollar	—	240	—	4	20/1/2026
Foreign exchange rate forward	Euro	—	240	—	—	11/2/2025
Foreign exchange rate forward	Pound Sterling	—	5	—	1	18/2/2025
Foreign exchange rate forward	Japanese Yen	1,700	1,200	—	—	20/1/2026
Foreign exchange rate forward	Australian dollar	—	9	—	—	28/1/2025
Foreign exchange rate forward	Brazilian real	—	70	—	—	18/2/2025
Energy PPA	Euro / KwH	—	—	—	2	31/12/2032
Total derivative assets				—	7

Foreign exchange rate forward	Brazilian real	95	—	—	—	20/11/2026
Foreign exchange rate forward	Canadian dollar	562	228	(2)	(1)	20/1/2026
Foreign exchange rate forward	Chilean Peso	4,000	—	—	—	20/1/2026
Foreign exchange rate forward	Swiss Franc	—	12	—	(1)	11/2/2025
Foreign exchange rate forward	Euro	300	240	(1)	(3)	20/1/2026
Foreign exchange rate forward	Czech crown	—	160	—	—	18/2/2025
Foreign exchange rate forward	Pound Sterling	20	5	—	—	20/1/2026
Foreign exchange rate forward	Japanese Yen	—	1,200	—	—	18/2/2025
Foreign exchange rate forward	Mexican Peso	650	50	—	—	20/1/2026
Foreign exchange rate forward	Australian dollar	—	9	—	—	28/1/2025
Foreign exchange rate forward	Canadian dollar	—	1	—	—	9/1/2025
Foreign exchange rate forward	US dollar	—	39	—	(1)	26/2/2025
Energy PPA	Euro / KwH	—	—	(2)	—	31/12/2032
Total derivative liabilities				(5)	(6)

(*)Amounts of the national are stated in the derivative currency.

(1)Hedging derivative financial instruments

On 5 October 2021, the Group subscribed three cross currency interest-rate swaps with a notional amount of US Dollars 500 million to hedge part of the Euro equivalent value of the US Dollar unsecured notes issued in October 2021. It was a fixed-to-fixed USD/EUR cross currency swap with the following characteristics:

●	The Group received a loan of Euros 432 million at a nominal interest rate of 3.78%.
●	The Group granted a US Dollars 500 million loan at a nominal interest rate of 4.75%.

On 28 June 2022, the Group subscribed one cross currency interest-rate swap with a notional amount of US Dollars 205 million to hedge the remaining part of the Euro equivalent value of the US Dollar unsecured notes issued in October 2021. It was a fixed-to-fixed USD/EUR cross currency swap with the following characteristics:

●	The Group received a Euros 194 million loan at a nominal interest rate of 3.1046%.
●	The Group granted a US Dollars 205 million loan at a nominal interest rate of 4.75%.

On September 13, 2024, the cross-currency swap were terminated early. As of December 31, 2024, the Group recognized a net financial income of Euros 4 million under the heading ‘Fair Value Change in Financial Instruments’ in the Consolidated Statements of Profit and Loss.

The derivative complied with the criteria required for hedge accounting. See further details in notes 4(i).

(2)Derivative financial instruments at fair value through profit and loss

The Group has contracted several forward exchange rate hedges to partially cover the foreign currency value of intercompany loans. Since the Group has chosen not to apply hedge accounting, the gains or losses resulting from changes in the fair value of the derivative are recognized directly under the heading ‘Fair Value Change in Financial Instruments’ in the Consolidated Statements of Profit and Loss. As of December 31, 2025, the Group recognized a net financial income of Euros 35 million (Euros 16 million financial expense as of December 31, 2024).

(3)Electricity derivative

At the beginning of 2023, the Company contracted a hedge on the variation of the price of electricity. This contract has served in its entirety to cover the purchase price of electricity against potential market price increases. The energy price hedging derivatives meet the requirements to apply hedge accounting, so the variations in the value of this financial instrument are recorded (by the net amount of taxes) in equity.

The movement in derivative financial instruments is as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Opening balance	1	15
Changes in fair value recognized in equity	(1)	(2)
Transfer to profit or loss	32	27
Tax effect	—	(1)
Collections / Payments	(37)	(38)
Closing balance	(5)	1

e)Capital management

The directors’ policy is to maintain a solid capital base in order to ensure investor, creditor and market confidence and sustain future business development. The board of directors defines and proposes the level of dividends paid to shareholders.

The capital structure is periodically reviewed through the preparation of strategic plans focused mainly on a sequential improvement of EBITDA (Earnings before interest, tax, amortization and depreciation), generation of operating cash and discipline in the allocation of capital; with the objective and commitment to reduce the leverage ratio.

In accordance with the senior secured debt contract, the Group is subject to compliance with some covenants. At 31 December 2025 and 2024, the Group complies with the covenants in the contract.

The credit rating of the Group is as follows:

December 2025
Moody’s Investors	Corporate rating	B2
	Senior secured debt	B1
	Senior Unsecured debt	Caa1
	Perspective	Positive

Standard & Poor’s	Corporate rating	BB-
	Senior secured debt	BB-
	Senior Unsecured debt	B
	Perspective	Stable

Fitch Ratings	Corporate rating	B+
	Senior secured debt	BB
	Senior Unsecured debt	B-
	Perspective	Positive

The Parent held Class A and B treasury stock equivalent to 1.02% of its capital at 31 December 2025 (1.04% at 31 December 2024).